Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
	Aug. 15, 2022 USD ($) shares	Dec. 31, 2022 USD ($) segment business	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 17, 2021 USD ($)	May 19, 2020 USD ($)	Apr. 24, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Gain from reversal of inventory impairment charges		$ 0	$ 8,100	$ 0
Number of businesses, managed and operated | business		1
Number of operating segment | segment		1
Accounts Receivable, License Revenue		$ 50
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	4,412,840
Warrants, Tranche One, Price One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	2,631,578
Warrants, Tranche Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	2,390,297
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							$ 115,000
Borrowings		$ 120,000
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 65,000	65,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity					$ 50,000		50,000
Borrowings							$ 50,000
Loan Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 175,000
Borrowings	$ 120,000
Convertible Notes, Shares Converted | shares	527,295